Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies.
Commitments and Contingencies

18.                     Commitments and Contingencies

Commitments

As of December 31, 2012 and 2013, capital commitment for purchase of property, plant and equipment were RMB nil and RMB nil, respectively.

The Company did not have any significant lease commitment as of December 31, 2012 and 2013.

As of December 31, 2012 and 2013, purchase obligations for corn were RMB427,231,000 and RMB184,800,000 ($30,310,486), respectively.

Guarantees and Indemnities

The Company was a party to enter into contracts to indemnify third parties for certain liabilities, and as of December 31, 2012 and 2013, the Company guaranteed the third parties’ borrowings from the financial institutions amounting to RMB512,440,000 and RMB210,000,000 ($34,443,734), respectively, as a guarantor, thereinto, the Company guaranteed for the granaries for the borrowings amount to RMB412,440,000 and nil, respectively, which is under the normal course of business. In most cases, the Company cannot estimate the potential amount of future payments under these indemnities until events arise that would result in a liability under the indemnities. The Company believes that the liabilities for potential future payments of these guarantees and indemnities are not probable.